Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and banks	R$ 139,844	R$ 146,853
Cash equivalents	1,727,641	571,076
Total	R$ 1,867,485	R$ 717,929	R$ 396,401	R$ 2,253,210